Note 9 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
(Dollars in thousands)	201 9	2018
Land	$2,615	2,621
Office buildings and improvements	11,946	10,878
Furniture and equipment	12,954	12,935
	27,515	26,434
Accumulated depreciation	(17,000)	(16,799)
	$10,515	9,635